Leases (Tables)	12 Months Ended
Mar. 31, 2022
Presentation Of Leases For Lessee [Abstract]
Schedule of Right-of-use Assets

The Group presents right-of-use assets that do not meet the definition of investment property in 'property, plant and equipment', the same line item as it presents underlying assets of the same nature that it owns (refer note 18).

	As at March 31
	2021	2022
Opening balance	23,330	14,038
Additions to right-of-use assets	1,275	1,891
Derecognition of right-of-use assets	(6,625)	(876)
Depreciation charged during the year	(4,333)	(3,064)
Effect of movements in foreign exchange rates	391	(371)
Closing Balance	14,038	11,618

Summary of Amounts Recognised in Consolidated Statement of Profit or Loss and Other Comprehensive Income

ii) Amounts recognised in consolidated statement of profit or loss and other comprehensive income

	For the year ended March 31
	2020	2021	2022
Interest on lease liabilities (refer note 16)	2,731	1,867	1,569
Depreciation on right-of-use assets (refer note 18)	5,284	4,333	3,064

Schedule of Amount Recognised in Statement of Cash Flows	iii) Amounts recognised in statement of cash flows
	For the year ended March 31
	2020	2021	2022
Total cash outflows for leases (principal + interest)	6,212	3,912	3,340